Quarterly Report
August 31, 2021
MFS®  Intermediate High
Income Fund
CIH-Q3

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 132.3%
Aerospace & Defense – 3.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$143,000	$146,900
Bombardier, Inc., 7.125%, 6/15/2026 (n)		77,000	81,235
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		200,000	206,176
Moog, Inc., 4.25%, 12/15/2027 (n)		285,000	292,837
TransDigm, Inc., 6.25%, 3/15/2026 (n)		200,000	210,000
TransDigm, Inc., 6.375%, 6/15/2026		185,000	192,085
TransDigm, Inc., 5.5%, 11/15/2027		140,000	143,181
TransDigm, Inc., 4.625%, 1/15/2029 (n)		132,000	130,350
			$1,402,764
Airlines – 0.4%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)		$195,000	$205,530
Automotive – 2.8%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$200,000	$205,500
Dana, Inc., 5.375%, 11/15/2027		143,000	150,865
Dana, Inc., 5.625%, 6/15/2028		47,000	50,521
Dana, Inc., 4.25%, 9/01/2030		95,000	98,779
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		200,000	208,750
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		230,000	245,525
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		90,000	97,866
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		130,000	134,637
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		120,000	119,850
			$1,312,293
Broadcasting – 4.3%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$185,000	$193,325
iHeartCommunications, Inc., 8.375%, 5/01/2027		175,000	185,903
Netflix, Inc., 5.875%, 11/15/2028		50,000	62,000
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		225,000	238,882
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		240,000	246,370
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		200,000	202,750
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	90,105	115,456
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$355,000	360,112
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		420,000	442,583
			$2,047,381
Brokerage & Asset Managers – 1.1%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$95,000	$99,513
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		265,000	274,606
LPL Holdings, Inc., 4%, 3/15/2029 (n)		121,000	123,577
			$497,696
Building – 5.1%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$330,000	$340,857
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		76,000	77,520
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		205,000	206,537
Interface, Inc., 5.5%, 12/01/2028 (n)		205,000	214,225
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		226,000	232,215
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		109,000	120,718
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		135,000	128,338
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		200,000	217,000
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		155,000	163,137
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		190,000	201,400
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		140,000	145,250
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		206,000	211,626

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	$40,000	$38,550
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	115,000	122,331
		$2,419,704
Business Services – 3.3%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$130,000	$132,275
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	115,000	116,581
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	100,000	105,275
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	130,000	138,450
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	175,000	182,219
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	280,000	277,452
Paysafe Finance PLC, 4%, 6/15/2029 (n)	160,000	154,117
Switch Ltd., 3.75%, 9/15/2028 (n)	235,000	239,091
Switch Ltd., 4.125%, 6/15/2029 (n)	70,000	72,188
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	150,000	158,437
		$1,576,085
Cable TV – 11.6%
CCO Holdings LLC, 4.25%, 1/15/2034 (n)	$165,000	$166,485
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	575,000	608,396
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	150,000	156,729
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	240,000	246,300
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	600,000	627,677
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	400,000	422,680
DISH DBS Corp., 7.75%, 7/01/2026	80,000	91,636
DISH DBS Corp., 5.125%, 6/01/2029 (w)	135,000	134,322
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	130,000	67,600
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	90,000	47,700
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	200,000	213,750
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	230,000	229,011
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	228,000	232,817
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	390,000	427,050
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	420,600
Videotron Ltd., 5.375%, 6/15/2024 (n)	20,000	22,025
Videotron Ltd., 5.125%, 4/15/2027 (n)	400,000	416,500
Videotron Ltd., 3.625%, 6/15/2029 (n)	76,000	78,280
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	225,000	232,976
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	233,156
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	410,680
		$5,486,370
Chemicals – 2.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$157,494
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	206,500
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	213,000	217,260
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	200,000	200,712
Ingevity Corp., 3.875%, 11/01/2028 (n)	230,000	230,863
		$1,012,829
Computer Software – 1.4%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$245,000	$255,670
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	140,000	144,406
PTC, Inc., 3.625%, 2/15/2025 (n)	160,000	163,600
PTC, Inc., 4%, 2/15/2028 (n)	95,000	98,206
		$661,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 2.3%
CommScope Holding Co., Inc., 7.125%, 7/01/2028 (n)	$50,000	$52,437
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	120,000	115,500
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	385,000	439,397
Fair Isaac Corp., 4%, 6/15/2028 (n)	36,000	37,260
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	275,000	291,211
Twilio, Inc., 3.625%, 3/15/2029	150,000	154,830
		$1,090,635
Conglomerates – 4.8%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$255,000	$267,112
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	58,000	59,595
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	280,000	288,050
EnerSys, 5%, 4/30/2023 (n)	190,000	197,600
EnerSys, 4.375%, 12/15/2027 (n)	55,000	57,750
Gates Global LLC, 6.25%, 1/15/2026 (n)	165,000	172,219
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	135,000	150,019
Griffon Corp., 5.75%, 3/01/2028	223,000	236,645
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	160,000	163,800
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	200,000	215,482
TriMas Corp., 4.125%, 4/15/2029 (n)	442,000	450,239
		$2,258,511
Construction – 2.3%
Empire Communities Corp., 7%, 12/15/2025 (n)	$145,000	$152,975
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	95,000	99,038
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	155,000	158,875
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	235,000	245,635
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	110,000	124,025
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	100,000	109,398
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	181,000	187,561
		$1,077,507
Consumer Products – 2.1%
Coty, Inc., 6.5%, 4/15/2026 (n)	$155,000	$159,844
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	205,000	205,588
Mattel, Inc., 3.375%, 4/01/2026 (n)	147,000	152,701
Mattel, Inc., 5.875%, 12/15/2027 (n)	109,000	118,946
Mattel, Inc., 5.45%, 11/01/2041	55,000	66,138
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	175,000	183,312
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	80,000	79,000
		$965,529
Consumer Services – 4.9%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$59,000	$63,056
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	155,000	169,531
ANGI Group LLC, 3.875%, 8/15/2028 (n)	210,000	206,325
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	175,000	180,623
Garda World Security Corp., 4.625%, 2/15/2027 (n)	75,000	75,187
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	313,000	309,087
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	131,000	142,658
Match Group, Inc., 5%, 12/15/2027 (n)	200,000	210,340
Match Group, Inc., 4.625%, 6/01/2028 (n)	235,000	245,387
Match Group, Inc., 4.125%, 8/01/2030 (n)	65,000	68,088
Realogy Group LLC, 9.375%, 4/01/2027 (n)	145,000	160,044
Realogy Group LLC, 5.75%, 1/15/2029 (n)	60,000	62,793
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	278,000	280,085
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	120,000	125,554
		$2,298,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 3.1%
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	$200,000	$203,850
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	255,000	263,925
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	276,000	289,234
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	250,000	269,375
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	45,000	46,688
Greif, Inc., 6.5%, 3/01/2027 (n)	165,000	173,283
Reynolds Group, 4%, 10/15/2027 (n)	230,000	229,910
		$1,476,265
Electrical Equipment – 0.6%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$285,000	$280,593
Electronics – 2.7%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$50,000	$51,063
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	106,000	116,467
Entegris, Inc., 4.375%, 4/15/2028 (n)	75,000	79,327
Entegris, Inc., 3.625%, 5/01/2029 (n)	220,000	227,348
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	140,000	155,750
Sensata Technologies B.V., 5%, 10/01/2025 (n)	285,000	318,593
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	125,000	134,062
Synaptics, Inc., 4%, 6/15/2029 (n)	185,000	188,469
		$1,271,079
Energy - Independent – 5.1%
Apache Corp., 5.35%, 7/01/2049	$65,000	$72,488
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029 (n)	135,000	129,416
Callon Petroleum Co., 8%, 8/01/2028 (n)	80,000	77,000
CNX Resources Corp., 6%, 1/15/2029 (n)	185,000	192,646
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	185,000	194,157
Continental Resources, Inc., 4.9%, 6/01/2044	45,000	50,677
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	100,000	100,364
EQT Corp., 5%, 1/15/2029	158,000	179,697
Murphy Oil Corp., 5.875%, 12/01/2027	65,000	67,600
Occidental Petroleum Corp., 5.875%, 9/01/2025	165,000	185,635
Occidental Petroleum Corp., 5.5%, 12/01/2025	160,000	178,400
Occidental Petroleum Corp., 6.625%, 9/01/2030	30,000	37,425
Occidental Petroleum Corp., 6.45%, 9/15/2036	80,000	100,000
Occidental Petroleum Corp., 6.6%, 3/15/2046	160,000	202,418
Ovintiv, Inc., 6.5%, 2/01/2038	40,000	55,267
Range Resources Corp., 8.25%, 1/15/2029 (n)	150,000	166,509
SM Energy Co., 5.625%, 6/01/2025	70,000	70,225
SM Energy Co., 6.5%, 7/15/2028	70,000	70,341
Southwestern Energy Co., 6.45%, 1/23/2025	53,300	58,091
Southwestern Energy Co., 8.375%, 9/15/2028	90,000	100,800
Southwestern Energy Co., 5.375%, 3/15/2030	95,000	98,822
		$2,387,978
Entertainment – 4.6%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (p)	$65,000	$58,576
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	220,000	227,150
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	310,000	329,407
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	150,000	153,349
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	105,000	107,625
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	65,000	66,585
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	218,000	227,178
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	100,000	100,038
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	200,000	201,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	80,000	75,600
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	85,000	85,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	$225,000	$226,645
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	195,000	194,384
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	135,000	136,461
		$2,189,210
Financial Institutions – 4.0%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (p)	$200,694	$164,569
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	220,000	226,600
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	185,000	185,477
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	448,020	444,100
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	264,000	265,320
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	200,000	210,750
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/2028 (n)	45,000	46,744
OneMain Finance Corp., 6.875%, 3/15/2025	95,000	107,588
OneMain Finance Corp., 8.875%, 6/01/2025	99,000	108,573
OneMain Finance Corp., 7.125%, 3/15/2026	100,000	116,875
		$1,876,596
Food & Beverages – 4.3%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$270,000	$285,808
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	295,000	323,394
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	115,000	129,783
Kraft Heinz Foods Co., 4.375%, 6/01/2046	305,000	353,636
Performance Food Group Co., 5.5%, 10/15/2027 (n)	210,000	218,663
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	150,000	157,875
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	150,000	153,160
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	145,000	146,379
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	230,000	235,463
		$2,004,161
Gaming & Lodging – 9.7%
Boyd Gaming Corp., 4.75%, 12/01/2027	$190,000	$195,938
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	75,000	77,455
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	215,000	218,053
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	165,000	174,075
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	131,000	137,648
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	162,000	179,059
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	238,000	242,760
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	191,000	189,568
International Game Technology PLC, 4.125%, 4/15/2026 (n)	200,000	207,710
International Game Technology PLC, 6.25%, 1/15/2027 (n)	200,000	228,000
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	185,000	186,832
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	200,000	209,940
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	185,000	198,838
MGM Growth Properties LLC, 5.75%, 2/01/2027	75,000	86,335
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	145,000	153,700
MGM Resorts International, 5.5%, 4/15/2027	135,000	146,941
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	195,000	194,756
Scientific Games Corp., 8.625%, 7/01/2025 (n)	45,000	48,581
Scientific Games Corp., 8.25%, 3/15/2026 (n)	120,000	127,635
Scientific Games International, Inc., 7%, 5/15/2028 (n)	115,000	123,964
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	140,000	147,058
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	200,000	208,000
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	284,000	293,852
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	120,000	126,000
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	105,000	107,735
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	202,592
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	150,000	156,000
		$4,569,025

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.9%
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	$190,000	$195,225
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	222,000	230,325
		$425,550
Insurance - Property & Casualty – 1.7%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$260,000	$270,400
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	215,000	218,494
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	120,000	120,778
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	120,000	120,934
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	65,000	68,737
		$799,343
Machinery & Tools – 0.4%
Terex Corp., 5%, 5/15/2029 (n)	$185,000	$194,481
Medical & Health Technology & Services – 8.6%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$279,000	$295,015
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	115,000	120,728
Catalent, Inc., 3.125%, 2/15/2029 (n)	288,000	284,534
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	414,000	426,768
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	140,000	147,158
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	38,544
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	205,000	206,630
DaVita, Inc., 4.625%, 6/01/2030 (n)	140,000	146,322
DaVita, Inc., 3.75%, 2/15/2031 (n)	122,000	120,562
Encompass Health Corp., 5.75%, 9/15/2025	30,000	30,675
Encompass Health Corp., 4.625%, 4/01/2031	120,000	128,678
HCA, Inc., 5.875%, 2/15/2026	275,000	318,945
HCA, Inc., 5.625%, 9/01/2028	45,000	53,663
HCA, Inc., 5.875%, 2/01/2029	75,000	90,938
HCA, Inc., 3.5%, 9/01/2030	260,000	278,990
HealthSouth Corp., 5.125%, 3/15/2023	88,000	88,275
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	130,000	134,875
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	400,000	417,972
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	30,000	29,925
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	55,000	54,029
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)	75,000	76,219
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	130,000	138,287
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	275,000	273,545
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	105,000	109,200
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	30,000	30,975
		$4,041,452
Medical Equipment – 1.2%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$250,000	$261,875
Teleflex, Inc., 4.625%, 11/15/2027	285,000	298,538
		$560,413
Metals & Mining – 5.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$220,000	$233,750
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	215,000	213,387
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	185,000	195,869
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	175,000	177,844
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	200,000	216,500
Freeport-McMoRan, Inc., 5%, 9/01/2027	155,000	163,137
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	100,000	106,000
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	165,000	182,597
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	150,000	153,000
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	200,000	203,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	$282,000	$292,575
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	95,000	98,444
Novelis Corp., 3.25%, 11/15/2026 (n)	78,000	79,966
Novelis Corp., 4.75%, 1/30/2030 (n)	105,000	111,825
Novelis Corp., 3.875%, 8/15/2031 (n)	93,000	93,846
Petra Diamonds US$ Treasury PLC, 10.5%, (0% cash or 10.5% PIK) 3/08/2026 (n)(p)	67,105	67,608
		$2,589,588
Midstream – 6.2%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$90,000	$96,975
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	180,000	189,450
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	144,000	147,600
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	244,000	251,930
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	135,000	141,075
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	48,000	51,840
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	47,000	52,405
EQM Midstream Partners LP, 5.5%, 7/15/2028	365,000	398,299
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	90,000	91,350
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	60,000	59,026
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	172,500	166,031
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	15,000	14,896
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	235,000	246,407
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	260,000	292,292
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	140,000	152,292
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	135,000	139,132
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	135,000	141,581
Western Midstream Operating LP, 5.3%, 2/01/2030	160,000	179,298
Western Midstream Operation LP, 4.65%, 7/01/2026	65,000	70,070
Western Midstream Operation LP, 5.5%, 8/15/2048	45,000	51,574
		$2,933,523
Municipals – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$80,000	$82,000
Network & Telecom – 0.4%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$185,000	$188,238
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$100,000	$106,009
Oils – 0.4%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$120,000	$84,000
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	130,000	85,150
		$169,150
Personal Computers & Peripherals – 0.7%
NCR Corp., 5%, 10/01/2028 (n)	$220,000	$227,700
NCR Corp., 5.125%, 4/15/2029 (n)	115,000	119,236
		$346,936
Pharmaceuticals – 3.3%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$371,000	$379,347
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	350,000	333,813
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	95,000	88,709
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	151,000	147,225
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	105,000	103,950
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	200,000	207,250
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	200,000	209,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	$105,000	$106,313
		$1,576,399
Pollution Control – 1.2%
GFL Environmental, Inc., 4%, 8/01/2028 (n)	$105,000	$104,212
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	125,000	124,721
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	60,000	61,650
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	80,000	80,400
Stericycle, Inc., 3.875%, 1/15/2029 (n)	210,000	213,719
		$584,702
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$155,000	$154,419
Taseko Mines Ltd., 7%, 2/15/2026 (n)	100,000	102,856
		$257,275
Printing & Publishing – 0.8%
Cimpress N.V., 7%, 6/15/2026 (n)	$300,000	$313,500
Mav Acquisition Corp., 8%, 8/01/2029 (n)	80,000	78,600
		$392,100
Railroad & Shipping – 0.4%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$187,000	$200,090
Real Estate - Other – 1.2%
EPR Properties, REIT, 4.5%, 6/01/2027	$135,000	$142,965
EPR Properties, REIT, 4.95%, 4/15/2028	30,000	32,406
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	180,000	191,700
XHR LP, REIT, 4.875%, 6/01/2029 (n)	180,000	185,400
		$552,471
Retailers – 1.1%
Bath & Body Works, Inc., 5.25%, 2/01/2028	$350,000	$391,998
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	120,000	120,178
		$512,176
Specialty Chemicals – 0.4%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$186,000	$194,370
Specialty Stores – 2.1%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$221,000	$224,868
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	100,000	102,625
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	125,000	128,806
Penske Automotive Group Co., 3.75%, 6/15/2029	268,000	272,690
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	250,000	260,312
		$989,301
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$215,000	$227,631
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	150,000	151,500
		$379,131
Telecommunications - Wireless – 4.3%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$198,250
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	207,750
SBA Communications Corp., 3.875%, 2/15/2027	161,000	167,324
SBA Communications Corp., 3.125%, 2/01/2029 (n)	215,000	211,237
Sprint Capital Corp., 6.875%, 11/15/2028	295,000	384,527
Sprint Corp., 7.125%, 6/15/2024	75,000	86,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Corp., 7.625%, 3/01/2026	$360,000	$443,862
T-Mobile USA, Inc., 2.625%, 2/15/2029	220,000	222,750
T-Mobile USA, Inc., 3.5%, 4/15/2031	90,000	95,828
		$2,017,778
Tobacco – 0.5%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$105,000	$110,775
Vector Group Ltd., 5.75%, 2/01/2029 (n)	125,000	127,188
		$237,963
Utilities - Electric Power – 3.5%
Calpine Corp., 4.5%, 2/15/2028 (n)	$185,000	$190,550
Calpine Corp., 5.125%, 3/15/2028 (n)	240,000	244,200
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	90,000	95,283
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	285,000	289,587
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	29,000	30,523
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	120,000	129,300
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	130,000	137,234
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	120,000	123,450
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	275,000	297,000
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	110,000	115,767
		$1,652,894
Total Bonds		$62,351,714
Common Stocks – 1.7%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	11,385	$46,913
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	200	$51,130
Special Products & Services – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF	8,000	$704,720
Total Common Stocks		$802,763
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	84	$1
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	84	1
Total Warrants				$2

Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 0.04% (v)	1,322,053	$1,322,053

Other Assets, Less Liabilities – (36.8)%		(17,346,700)
Net Assets – 100.0%		$47,129,832
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,322,053 and $63,154,479, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,747,227, representing 107.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 8/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	118,229	EUR	99,766	JPMorgan Chase Bank N.A.	10/08/2021	$346
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$704,720	$2	$51,130	$755,852
Mexico	—	46,913	—	46,913
Municipal Bonds	—	82,000	—	82,000
U.S. Corporate Bonds	—	54,864,853	—	54,864,853
Foreign Bonds	—	7,404,861	—	7,404,861
Mutual Funds	1,322,053	—	—	1,322,053
Total	$2,026,773	$62,398,629	$51,130	$64,476,532
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$346	$—	$346
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/20	$56,504
Change in unrealized appreciation or depreciation	(5,374)
Balance as of 8/31/21	$51,130
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2021 is $(5,374). At August 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,867,963	$15,100,453	$15,646,363	$38	$(38)	$1,322,053
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$582	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.